Deposits - Summary of Deposits (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deposits [line items]
Deposits from customers	$ 5,707,779,943	$ 6,670,282,388
In Pesos
Disclosure Of Deposits [line items]
Deposits from customers	3,911,679,725	5,499,926,643
In Pesos | Checking Accounts
Disclosure Of Deposits [line items]
Deposits from customers	662,301,038	917,872,719
In Pesos | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	1,781,911,012	1,744,931,650
In Pesos | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	975,440,751	2,454,589,851
In Pesos | Time Deposits – UVA
Disclosure Of Deposits [line items]
Deposits from customers	42,922,738	116,366,263
In Pesos | Other
Disclosure Of Deposits [line items]
Deposits from customers	305,057,594	126,619,593
In Pesos | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	144,046,592	139,546,567
In Foreign Currency
Disclosure Of Deposits [line items]
Deposits from customers	1,796,100,218	1,170,355,745
In Foreign Currency | Savings Accounts
Disclosure Of Deposits [line items]
Deposits from customers	1,592,790,179	966,320,800
In Foreign Currency | Time Deposits
Disclosure Of Deposits [line items]
Deposits from customers	185,017,661	182,175,988
In Foreign Currency | Other
Disclosure Of Deposits [line items]
Deposits from customers	17,885,645	21,544,336
In Foreign Currency | Interest and Adjustments
Disclosure Of Deposits [line items]
Deposits from customers	$ 406,733	$ 314,621